Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income tax expense benefits [line items]
Australian prima facie tax rate	30.00%	30.00%	30.00%